Intangible Assets and Non-financial Assets Impairment - Summary of Intellectual Property Rights (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Intellectual property rights [line items]
Patent	₩ 826,435	₩ 895,741
Other	2,344	1,915
Intellectual property rights, net	₩ 828,779	₩ 897,656
Remaining amortaization period	3 years 7 months 6 days	3 years 7 months 6 days
Direct additions
Intellectual property rights [line items]
Patent	₩ 214,634	₩ 198,136
Remaining amortaization period	7 years 1 month 6 days	7 years 2 months 12 days
Licenses agreement
Intellectual property rights [line items]
Patent	₩ 611,801	₩ 697,605
Remaining amortaization period	5 years 6 months	6 years